DIGITAL ASSETS - Additional Detail Related to the Digital Assets (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 1,997,400	$ 694,900
Digital intangible assets, current	2,547,581	972,429
Digital financial assets	359,665	74,386
Digital intangible assets, non-current	20,979	41,356
Crypto Asset, Fair Value And Cost	2,928,225	1,088,171	$ 562,015
Collateral posted with counterparties, digital asset and fiat borrowings	53,700	50,800
Digital assets associated with decentralized finance protocols, support borrowings	124,900	123,000
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	1,500,000	528,300
Digital intangible assets, current	1,544,377	530,579
Digital financial assets	353,459	73,302
Digital intangible assets, non-current	75	41,356
Digital intangible assets	1,544,452	571,935
Digital financial assets	353,459	73,302
Crypto Asset, Fair Value And Cost	1,897,911	645,237
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	451,400	112,600
Digital intangible assets, current	523,002	178,577
Digital financial assets	1,392	1,084
Digital intangible assets, non-current	20,904	0
Digital intangible assets	543,906	178,577
Digital financial assets	1,392	1,084
Crypto Asset, Fair Value And Cost	545,298	179,661
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	85,874	56,674
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	85,874	56,674
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	394,328	206,599
Digital financial assets	4,814	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	399,142	206,599
Crypto Asset, Receipt Tokens
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	298,263	166,788
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	298,263	166,788
Crypto Asset, Other Digital Assets
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	96,065	39,811
Digital financial assets	4,814	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	$ 100,879	$ 39,811